BUSINESS COMBINATION - Preliminary Estimated Fair Value of Intangible Assets Acquired (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 29, 2017	Dec. 31, 2019
Acquired Intangible Assets [Line Items]
Weighted-Average Useful Life (Years)		18 months
Angie's List
Acquired Intangible Assets [Line Items]
Total identifiable intangible assets acquired	$ 317,300
Angie's List | Service providers
Acquired Intangible Assets [Line Items]
Finite-lived intangible assets acquired	$ 90,500
Weighted-Average Useful Life (Years)	3 years
Angie's List | Developed technology
Acquired Intangible Assets [Line Items]
Finite-lived intangible assets acquired	$ 63,900
Weighted-Average Useful Life (Years)	6 years
Angie's List | Memberships
Acquired Intangible Assets [Line Items]
Finite-lived intangible assets acquired	$ 15,900
Weighted-Average Useful Life (Years)	3 years
Angie's List | User base
Acquired Intangible Assets [Line Items]
Finite-lived intangible assets acquired	$ 10,000
Weighted-Average Useful Life (Years)	1 year
Angie's List | Indefinite-lived trade names and trademarks
Acquired Intangible Assets [Line Items]
Indefinite-lived trade name and trademarks	$ 137,000